REVERSE ACQUISITION	12 Months Ended
Dec. 31, 2022
REVERSE ACQUISITION
REVERSE ACQUISITION
3.	REVERSE ACQUISITION

On June 25, 2021, KAH issued (the “Issuance”) an aggregate of 74,035,502 ordinary shares through private placement to several former shareholders of Haitaoche in exchange of 100% of the share capital of Haitaoche, pursuant to the share purchase agreement (the “SPA”) entered into on December 31, 2020. Following the Issuance, Haitaoche became a wholly-owned subsidiary of KAH. Upon the consummation of the Issuance, KAH had a total of 143,460,495 outstanding ordinary shares, and former shareholders of Haitaoche accounted for 51.61%, became the controlling shareholders of KAH. Therefore, the shareholders of Haitaoche controlled the largest portion of the voting rights in the consolidated entity, and the management of Haitaoche became the management of the consolidated entity after the reverse acquisition. The transaction is a business combination under ASC 805, using acquisition method of accounting.

The fair value of the consideration paid as part of the transaction as well as the fair value of identifiable assets and liabilities acquired are presented below.

Amount
$
Fair value of consideration transferred (1)	161,760

Fair value of the assets acquired and the liabilities assumed
Cash and cash equivalents	4,299
Prepaid expense	46,708
Property plant and equipment	31
Trademark (Intangible Assets)	15,100
Right-of-use assets	47
Goodwill	143,655
Subtotal of total assets	209,840
Short-term bank loan	(8,195)
Accounts payable	(406)
Advance from customers	(461)
Short-term lease liabilities	(32)
Other payables	(13,198)
Amounts due to RPT	(4,288)
Income tax payable	(4,079)
Warrants	(2,335)
Mezzanine equity-Preferred shares	(1,437)
Subtotal of total liabilities	(34,431)
Less: Non-controlling interest	(7,649)
Less: Preferred shares (2)	(6,000)
Total net assets	161,760
(1)	The fair value of 69,424,993 ordinary shares issued to pre-reverse acquisition KAH shareholders is $161,760 based on the quoted fair market value of $2.33 per ordinary share on June 25, 2021.
(2)	It represented Series D convertible preferred shares of KAH issued to Renren Inc. on April 8, 2021 (see Note 15)

3.REVERSE ACQUISITION-CONTINUED

The unaudited pro forma information for the periods set forth below gives effect to the reverse acquisition as if the reverse acquisition had occurred as of January 1, 2020. This pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the transactions been consummated as of that time.

	For the years ended December 31,
	2020	2021
	Unaudited	Unaudited
Revenue	$34,367	$257,631
Net loss	$(5,486)	$(191,468)